SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On January 9, 2015, the Company announced that it had acquired a 100% equity interests in NextCODE Health, a leading genomic analysis and bioinformatics company with operations in the United States and Iceland for $65.0 million in cash.

On February 16, 2015, the Company entered into a syndicated loan facility to borrow up to $165 million from a consortium of banks in Asia led by Citibank. The borrowing will incur interest at a rate of LIBOR plus 2.89%, including all expenses, and will be repaid in four installments over 18-36 months.

The Company conducts its small-molecule manufacturing operations exclusively in China through its PRC subsidiary, Shanghai SynTheAll Pharmaceutical Co., Ltd (“STA”). On December 3, 2014, STA submitted an application to the National Equities Exchange and Quotations (“NEEQ”) to list STA on the New Third Board, the over-the-counter stock exchange in China and it was approved on April 3, 2015 (“STA Listing Date”).

In conjunction with establishing STA as a separately managed company, the Company agreed to sell 6,663,871 STA shares to the Company and STA’s management, equivalent to approximately 5.5% of STA’s total outstanding shares. These shares are being sold at fair market value which was based on a third-party appraisal of STA’s equity.